Offsets	May 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Gulfport Energy Corp
Form or Filing Type	S-3
File Number	333-264674
Initial Filing Date	May 04, 2022
Fee Offset Claimed	$ 107,568.36
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed	12,372,898
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,160,392,238.90
Offset Note	Gulfport Energy Corporation paid an aggregate registration fee of $124,560 in connection with the Registration Statement on Form S-3 (Registration Statement No. 333-264674), filed on May 4, 2022 (the “Prior Registration Statement”) relating to the registration of 14,326,362 shares of Common Stock, 12,372,898 of which have not been sold or issued pursuant to the Prior Registration Statement. Pursuant to Rule 457(p), the $109,391.80 registration fee associated with this filing is being offset by the $107,568.36 in fees that remain available under the Prior Registration Statement. The offering of unsold securities under the Prior Registration Statement is deemed terminated as a result of the expiration of the Prior Registration Statement. The balance of the registration fee, $1,823.44, is being paid herewith.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Gulfport Energy Corp
Form or Filing Type	S-3
File Number	333-264674
Filing Date	May 04, 2022
Fee Paid with Fee Offset Source	$ 124,551.52
Offset Note	Gulfport Energy Corporation paid an aggregate registration fee of $124,560 in connection with the Registration Statement on Form S-3 (Registration Statement No. 333-264674), filed on May 4, 2022 (the “Prior Registration Statement”) relating to the registration of 14,326,362 shares of Common Stock, 12,372,898 of which have not been sold or issued pursuant to the Prior Registration Statement. Pursuant to Rule 457(p), the $109,391.80 registration fee associated with this filing is being offset by the $107,568.36 in fees that remain available under the Prior Registration Statement. The offering of unsold securities under the Prior Registration Statement is deemed terminated as a result of the expiration of the Prior Registration Statement. The balance of the registration fee, $1,823.44, is being paid herewith.